Tuttle Capital AAPL 0DTE Covered Call ETF	Tuttle Capital AMZN 0DTE Covered Call ETF
Tuttle Capital GOOGL 0DTE Covered Call ETF	Tuttle Capital MSFT 0DTE Covered Call ETF
Tuttle Capital META 0DTE Covered Call ETF	Tuttle Capital MSTR 0DTE Covered Call ETF
Tuttle Capital TSLA 0DTE Covered Call ETF	Tuttle Capital COIN 0DTE Covered Call ETF
Tuttle Capital NVDA 0DTE Covered Call ETF

PROSPECTUS

March 28, 2025, as amended October 23, 2025

This prospectus describes the following ETFs which are each authorized to offer one class of shares by this prospectus.

Fund	Ticker	Principal U.S. Listing Exchange
Tuttle Capital AAPL 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.
Tuttle Capital GOOGL 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.
Tuttle Capital META 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.
Tuttle Capital TSLA 0DTE Covered Call ETF	TSLK	Cboe BZX Exchange, Inc.
Tuttle Capital NVDA 0DTE Covered Call ETF	NVDK	Cboe BZX Exchange, Inc.
Tuttle Capital AMZN 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.
Tuttle Capital MSFT 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.
Tuttle Capital MSTR 0DTE Covered Call ETF	MSTK	Cboe BZX Exchange, Inc.
Tuttle Capital COIN 0DTE Covered Call ETF	[___]	Cboe BZX Exchange, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Tuttle Capital AAPL 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital AAPL 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital AAPL 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Apple Inc. (NASDAQ: AAPL) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, AAPL is assigned to the computer manufacturing industry.

Apple, Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Apple, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple, Inc. could affect the value of the Fund’s investments with respect to AAPL and therefore the value of the Fund.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Apple, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Apple, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AAPL is assigned to the computer manufacturing industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Apple Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

Computer Manufacturing Industry Risk. Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital GOOGL 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital GOOGL 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital GOOGL 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Alphabet Inc. (NASDAQ: GOOGL) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use there gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, GOOGL is assigned to the interactive media and services industry.

Alphabet, Inc. offers a wide array of products and services including its search engine, advertising platforms, cloud computing and consumer electronics. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Alphabet, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GOOGL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet, Inc. could affect the value of the Fund’s investments with respect to GOOGL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of GOOGL.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “ FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Alphabet Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Alphabet Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, GOOGL is assigned to the interactive media and services industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Alphabet Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; regulatory, and legal and litigations issues.

Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital META 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital META 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital META 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Meta Platforms, Inc. (NASDAQ: META) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in option contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, META is assigned to the interactive media and services industry.

Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of META have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Meta Platforms, Inc. could affect the value of the Fund’s investments with respect to META and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of META.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Meta Platforms, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Meta Platforms, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, META is assigned to the interactive media and services industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

META Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Meta Platforms, Inc. is subject to a number of risks, including, among others: risks related to its product offerings, such as its ability to add or retain users and to increase advertising spending, including the risks associated with not being successful in artificial intelligence (“AI”) initiatives although the company is making significant investment in AI; business operations and financial results, including the ability to compete effectively in the highly competitive information technology sector; government regulation and enforcement, including any restrictions on access to Meta Platform, Inc.’s products, especially in regard to AI; the ability to collect and use consumer data, including the phasing out of third-party cookies which the company has historically used to gauge success of various ads and will impact monetization; data, security and intellectual property, including the occurrences of security breaches or improper access of consumer data; and the dual class structure of the company’s common stock, which limits the ability of shareholders to influence corporate matters.

Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital TSLA 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital TSLA 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital TSLA 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Tesla, Inc. (NASDAQ: TSLA) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value(i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, TSLA is assigned to the “automobiles and components” group of industries and automobiles industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of TSLA.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Tesla, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Tesla, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TSLA is assigned to the “automobiles and components” group of industries and automobiles industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Investment Risks of the Underlying Security

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.

Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

Automotive and Components Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital NVDA 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital NVDA 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital NVDA 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of NVIDIA Corp. (NASDAQ: NVDA) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration, known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercise its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors industry.

NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NVDA.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which NVIDIA Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which NVIDIA Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, NVDA is assigned to the semiconductors industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies such as Bitcoin as a result of NVIDIA’s reliance on sales of its products to cryptocurrency miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Crypto assets and crypto asset futures contracts have historically been subject to significant price volatility and the value of crypto assets has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as Bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital AMZN 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital AMZN 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital AMZN 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Amazon.com, Inc. (NASDAQ: AMZN) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration, known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, AMZN is assigned to the retail companies industry.

Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMZN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amazon.com, Inc. could affect the value of the Fund’s investments with respect to AMZN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AMZN.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Amazon.com, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Amazon.com, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AMZN is assigned to the retail companies industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Amazon Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, Amazon.com, Inc. faces risks associated with: intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; fraudulent and unlawful activities of sellers; intellectual property rights; foreign exchange risk; expansion of global operations, significant fluctuations in operating results and growth rate; successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; system interruption and lack of redundancy; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; commercial agreements and business relationships expose the company to greater liability; the success of acquisitions or joint ventures or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests and other factors; ever changing regulations and compliance related to the various payments accepted; its rapidly evolving and expanding business model; and legal, regulatory, tax liability, and litigation issues.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Retail Companies Industry Risk. Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital MSFT 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital MSFT 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital MSFT 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Microsoft Corp. (NASDAQ: MSFT) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, MSFT is assigned to the computer software industry.

Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Microsoft Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft Corporation could affect the value of the Fund’s investments with respect to MSFT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSFT.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Microsoft Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Microsoft Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MSFT is assigned to the computer software industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Microsoft Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangments generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital MSTR 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital MSTR 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital MSTR 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of MicroStrategy Inc. (NASDAQ: MSTR) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value(i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, MSTR is assigned to the software industry.

MicroStrategy Inc. engages in the provision of enterprise analytics and mobility software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which MicroStrategy Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which MicroStrategy Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MSTR is assigned to the software industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

MicroStrategy Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, MSTR faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference MSTR. Investing in Bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Tuttle Capital COIN 0DTE Covered Call ETF

Investment Objectives

The primary investment objective of the Tuttle Capital COIN 0DTE Covered Call ETF (the “Fund”) is to seek current income.

The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.99%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital COIN 0DTE Covered Call ETF	$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of Coinbase Global, Inc. (NASDAQ: COIN) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, COIN is assigned to the capital markets industry.

Coinbase Global, Inc. provides a platform for customers to engage with crypto assets, including trading, staking, safekeeping, spending and transferring. It also provides critical infrastructure for on-chain activities. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

The Fund will seek to provide monthly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given month. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of COIN.

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. The Fund seeks to provide current monthly income. There is no guarantee that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. The Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. The Fund will be concentrated in the industry to which Coinbase Global, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Coinbase Global, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, COIN is assigned to the capital markets industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. The transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because the Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Coinbase Global, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, COIN faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference COIN. Investing in Bitcoin exposes investors (such as COIN and, in turn, COIN shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.incomeblastetfs.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The investment objective of each Fund is to seek current income. The secondary investment objective of each Fund is to seek capital appreciation.

The Funds’ investment objectives may be changed by the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by APs and only in aggregations of a specified number of shares Creation Units. Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the Underlying Security. In effectuating its investment strategy, the Funds will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. Each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in its Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, each Fund will sell call options that have zero days to expiration, known as “0DTE” options. The Funds may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Funds’ purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

Each Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, a Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. Each Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options each Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, each Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, a Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). Each Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, a Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, a Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, a Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. Each Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of a Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although each Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by a Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of a Fund’s sold call option contracts, a Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of each Fund’s long exposure. The degree to which each Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by each Fund. Each Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by a Fund on its sold call options. However, premiums earned by each Fund might not offset all losses.

In implementing its investment strategy, each Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Funds will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by each Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for a Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because each Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Funds will incur expenses.

The Funds will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

Each Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Each Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned).

An investment in each Fund is not an investment in the Underlying Security and Fund shareholders are not entitled to the Underlying Security’s dividends. Each Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the options the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security. There can be no guarantee that daily 0DTE options will be available for the Underlying Security on Cboe or another exchange.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks described herein pertain to direct risks of making an investment in the Funds and/or risks of the issuers in which the Funds invest.

Covered Call Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Underlying Security above the strike price of the sold call options, but continues to bear the risk of Underlying Security price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Underlying Security price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Underlying Security from options that utilize the Underlying Security as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Underlying Security.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Funds’ portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Market conditions may cause the share price of the Underlying Security to be volatile, including if the underlying issuer does not meet market expectations and a large portion of the shares of the Underlying Security are held by short sellers. The effective use of options also depends on a Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Investing in the Fund is not equivalent to investing in the issuer of the Underlying Security. The Fund’s sold call options contracts will limit the Fund’s participation in any gains in the price of the Underlying Security, while leaving the Fund exposed to any decreases in value experienced by the underlying issuer over the call period. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE Options Risk. The Funds’ use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although each Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire and the Fund’s focus on the Underlying Security increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Funds.

Active Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Cash Redemption Risk. Each Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Distribution and Return of Capital Risk. Each Fund seeks to provide current monthly income. There is no guarantee that a Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the Underlying Security decreases or fluctuates, causing the value of the Underlying Security on the Roll Date to fall below the strike price of the Puts sold by the Fund, the NAV of a Fund will decrease or fluctuate, respectively, as the Puts increase in value to their owners. The Fund may also lose value to the extent that it takes delivery of the Underlying Security and has to sell such Underlying Security at a lower price.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. A Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Cyber Security Risk. A Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Hedging Risk. A Fund may, when the Adviser in its discretion deems appropriate, purchase put and/or call options to hedge against the risk of drastic movements in the price of the Underlying Security and may engage in other various investments or transactions that are designed to hedge a position in the Fund’s portfolio. There is no assurance that these hedging techniques will be effective and such techniques involve costs that may reduce gains or result in losses, which may adversely affect the value of Fund shares.

Industry Concentration Risk. Each Fund will be concentrated in the industry to which its Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AAPL is assigned to the computer manufacturing industry, GOOGL is assigned to the interactive media and services industry, META is assigned to the interactive media and services industry, TSLA is assigned to the “automobiles and components” group of industries and automobiles industry, NVDA is assigned to the semiconductors industry, AMZN is assigned to the retail companies industry, MSFT is assigned to the computer software industry, MSTR is assigned to the software industry, and COIN is assigned to the assigned to the capital markets industry.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of a Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Investment Risk. As with all investments, an investment in each Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. Each Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Transaction Cost Risk. A Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund’s U.S. Treasury bills holdings to decline.

ETF Structure Risk. Each Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. As of the date of this prospectus, each Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. Because a Fund is exposed only to a single issuer, it may be more volatile than a traditional pooled investment vehicle which diversifies risk or the market as a whole.

Investment Risks of the Underlying Security

Apple Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

Alphabet Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; regulatory, and legal and litigations issues.

META Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Meta Platforms, Inc. is subject to a number of risks, including, among others: risks related to its product offerings, such as its ability to add or retain users and to increase advertising spending, including the risks associated with not being successful in artificial intelligence (“AI”) initiatives although the company is making significant investment in AI; business operations and financial results, including the ability to compete effectively in the highly competitive information technology sector; government regulation and enforcement, including any restrictions on access to Meta Platform, Inc.’s products, especially in regard to AI; the ability to collect and use consumer data, including the phasing out of third-party cookies which the company has historically used to gauge success of various ads and will impact monetization; data, security and intellectual property, including the occurrences of security breaches or improper access of consumer data; and the dual class structure of the company’s common stock, which limits the ability of shareholders to influence corporate matters.

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.

NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Amazon Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, Amazon.com, Inc. faces risks associated with: intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; fraudulent and unlawful activities of sellers; intellectual property rights; foreign exchange risk; expansion of global operations, significant fluctuations in operating results and growth rate; successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; system interruption and lack of redundancy; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; commercial agreements and business relationships expose the company to greater liability; the success of acquisitions or joint ventures or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests and other factors; ever changing regulations and compliance related to the various payments accepted; its rapidly evolving and expanding business model; and legal, regulatory, tax liability, and litigation issues.

Microsoft Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

MicroStrategy Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, MSTR faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Coinbase Global, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, COIN faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Automotive and Components Industry Risk. (TSLA) The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Bitcoin Risk. (MSTR, COIN) While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference MSTR or COIN. Investing in Bitcoin exposes investors (such as MSTR and COIN and, in turn, MSTR or COIN shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Capital Markets Industry Risk. (COIN) Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

Communication Services Sector Risk. (GOOGL) The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

Computer Manufacturing Industry Risk. (AAPL) Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Computer Software Industry Risk. (MSFT, MSTR) Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Consumer Discretionary Sector Risk. (TSLA, AMZN) Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Cryptocurrency Risk. (NVDA) The Fund may have exposure to cryptocurrencies such as Bitcoin as a result of NVIDIA’s reliance on sales of its products to cryptocurrency miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as Bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices.

Electric and Autonomous Vehicles Company Risk. (TSLA) Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

Financials Sector Risk. (COIN) Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

Information Technology Sector Risk. (MSTR, COIN) The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Interactive Media & Services Industry Risk. (GOOGL, META) The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Retail Companies Industry Risk. (AMZN) Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

Semiconductor Industry Risk. (NVDA) Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Technology Sector Risk. (AAPL, NVDA, MSFT) The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Other Risks for the Funds

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

MANAGEMENT

The Investment Adviser. Tuttle Capital Management, LLC (the “Adviser”), 155 Lockwood Rd., Riverside, Connecticut 06878, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2012.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of the Funds’ investments. The Adviser also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at the annual rate of 0.99% of the Funds’ average daily net assets.

A discussion regarding the basis for the Board approving the Investment Advisory Agreement for the Funds will be available in the Funds’ semi-annual report to shareholders when that report is available.

The Portfolio Manager

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Funds’ portfolio manager since its inception in 2023. Matthew Tuttle has been involved in the financial services industry since 1990. He has an MBA in finance from Boston University and is the author of two financial books, Financial Secrets of My Wealthy Grandparents and How Harvard and Yale Beat the Market. He has been launching and managing ETFs since 2015.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

DISTRIBUTION (12b-1) PLAN

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Trust

Each Fund is a series of the ETF Opportunities Trust, an open-end management investment company organized as a Delaware statutory trust on March 18, 2019. The Board supervises the operations of the Funds according to applicable state and federal law, and the Board is responsible for the overall management of the Fund’s business affairs.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at www.incomeblastetfs.com. In addition, the Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Shares of the Funds are traded under the below listed trading symbols:

Fund	Trading Symbol
Tuttle Capital AAPL 0DTE Covered Call ETF
Tuttle Capital GOOGL 0DTE Covered Call ETF
Tuttle Capital META 0DTE Covered Call ETF
Tuttle Capital TSLA 0DTE Covered Call ETF	TSLK
Tuttle Capital NVDA 0DTE Covered Call ETF	NVDK
Tuttle Capital AMZN 0DTE Covered Call ETF
Tuttle Capital MSFT 0DTE Covered Call ETF
Tuttle Capital MSTR 0DTE Covered Call ETF	MSTK
Tuttle Capital COIN 0DTE Covered Call ETF

Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of the Funds’ shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of the Funds’ Shares is determined by dividing the total value of the Funds’ portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of the Funds.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 10.000 shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two (2) days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. Each Fund anticipates regularly meeting redemption requests primarily through cash or in-kind redemptions. However, each Fund reserves the right to pay all or portion of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. Each Fund expects to typically satisfy redemptions in-kind. However, if a Fund satisfies a redemption in cash this may result in a Fund selling portfolio securities to obtain cash to meet net Fund redemptions which can have an adverse tax impact on taxable shareholders. These sales may generate taxable gains for the ongoing shareholders of a Fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid weekly by each Fund. Each Fund will distribute its net realized capital gains, if any, to shareholders annually. Each Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

-	The Fund makes distributions,

-	You sell your shares listed on the Exchange, and

-	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those requirements with respect to their shares at the rate for net long-term capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion of which may not exceed the aggregate dividends a Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations) subject to similar requirements. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax. Note that in light of the Fund’s investment objectives, it does not expect a large portion of its dividends from the Fund’s net investment income to qualify as “qualified dividend income” or qualify for the dividends-received deduction.

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses, affect the Fund’s performance.

In general, distributions received from a Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares in the Fund.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund is required to backup withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct taxpayer identification number (which generally is a Social Security number for individuals) in the required manner and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might not be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the IRS.

At the time this prospectus was prepared, there were various legislative proposals under consideration that would amend the Internal Revenue Code. At this time, though, it is not possible to determine whether any of these proposals will become law and how these changes might affect the Fund or its shareholders.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Taxes” in the SAI for more information.

FUND SERVICE PROVIDERS

Commonwealth Fund Services, Inc. (the “Administrator”) is the Fund’s administrator. The firm is primarily in the business of providing administrative services to retail and institutional mutual funds and exchange-traded funds.

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ fund accountant and transfer agent, and it provides certain other services to the Funds not provided by the Administrator. U.S. Bancorp is primarily in the business of providing administrative, fund accounting services to retail and institutional exchange-traded funds and mutual funds.

As transfer agent, U.S. Bancorp, has, among other things, agreed to: issue and redeem shares of the Funds; make dividend and other distributions to shareholders of the Funds; effect transfers of shares; mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; facilitate the electronic delivery of shareholder statements and reports; and maintain shareholder accounts.

U.S. Bank N.A. acts as custodian for the Funds. As such, U.S. Bank N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Trust. U.S. Bank N.A. does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares.

Practus, LLP serves as legal counsel to the Trust and the Fund.

Cohen & Company, Ltd. serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)I of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund will be available at www.incomeblastetfs.com.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this prospectus.

FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

Statement of Additional Information: For more information about the Funds, you may wish to refer to the Funds’ SAI dated March 28, 2025, as amended October 23, 2025, which is on file with the SEC and incorporated by reference into this prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments, once available, will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain a free copy of the SAI, annual and semi-annual reports, and other information, such as the Funds’ financial statements, by writing to Tuttle Capital ETFs, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at (833) 759-6110, or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at www.incomeblastetfs.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-23439)

Tuttle Capital AAPL 0DTE Covered Call ETF	Tuttle Capital AMZN 0DTE Covered Call ETF
Tuttle Capital GOOGL 0DTE Covered Call ETF	Tuttle Capital MSFT 0DTE Covered Call ETF
Tuttle Capital META 0DTE Covered Call ETF	Tuttle Capital MSTR 0DTE Covered Call ETF
Tuttle Capital TSLA 0DTE Covered Call ETF	Tuttle Capital COIN 0DTE Covered Call ETF
Tuttle Capital NVDA 0DTE Covered Call ETF

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(833) 759-6110

STATEMENT OF ADDITIONAL INFORMATION

Dated March 28, 2025, as amended October 23, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Fund dated March 28, 2025, as amended October 23, 2025 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Fund’s prospectus. You can obtain a free copy of the annual and semi-annual reports (once available), prospectus and SAI by writing to Tuttle ETFs, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at (833) 759-6110 or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports (once available), prospectus and SAI are all available for viewing/downloading at www.incomeblastetfs.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Investment Adviser:

Tuttle Capital Management, LLC

155 Lockwood Road

Riverside, Connecticut 06878

THE TRUST

General. This SAI relates to relates to multiple series of the Trust (each, a “Fund” and collectively, the “Funds”) listed in the table below and should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. Each Fund is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is Tuttle Capital Management, LLC (the “Adviser”).

Each Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by a Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at least 10,000 Shares (each a “Creation Unit”). Each Fund will issue and redeem Creation Units principally for cash. Each Fund reserve the right to offer creations and redemptions of Shares in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is listed on a national securities exchange (the “Exchange”) as set forth below.

Fund	Ticker	Principal U.S. Listing Exchange
Tuttle Capital AAPL 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.
Tuttle Capital GOOGL 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.
Tuttle Capital META 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.
Tuttle Capital TSLA 0DTE Covered Call ETF	TSLK	Cboe BZX Exchange, Inc.
Tuttle Capital NVDA 0DTE Covered Call ETF	NVDK	Cboe BZX Exchange, Inc.
Tuttle Capital AMZN 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.
Tuttle Capital MSFT 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.
Tuttle Capital MSTR 0DTE Covered Call ETF	MSTK	Cboe BZX Exchange, Inc.
Tuttle Capital COIN 0DTE Covered Call ETF		Cboe BZX Exchange, Inc.

Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as described herein - see the section titled “Placement of Creation Orders Outside the Clearing Process” of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Additional Information About Purchase and Redemptions” below.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. As of the date of this Prospectus, the Funds have not yet commenced operations and therefore does not have any portfolio turnover information available.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs. To the extent particular investment techniques or instruments that are not described in the Principal Investment Strategies disclosure of the Funds’ prospectus, such investment techniques and instruments are not a part of the principal strategies and the corresponding risks are not principal risks of the Funds.

Principal Investment Strategies, Policies And Risks

Equity Securities. The Funds may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Derivative Instruments. Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a reference instrument) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for hedging, which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

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Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board, or the Adviser.

U.S. Securities and Exchange Commission (“SEC”) Rule 18f-4 (Rule 18f-4 or the Derivatives Rule) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term derivatives to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be similar to reverse repurchase transactions, such as certain securities lending transactions in connection with which the Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (VaR) of a Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its designated reference portfolio. The designated reference portfolio is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Funds derivatives risk manager. This limits test is referred to as the Relative VaR Test. As a result of the Relative VaR Test, a Fund may not seek returns in excess of 2x the Underlying Index.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a limited derivatives user, which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A sale of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A purchase of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or closed out, before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

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Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated contract markets by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as initial margin that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a variation margin amount may be required to be paid by a Fund or received by a Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

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There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCMs customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCMs other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the spread) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as speculative position limits on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see Developing government regulation of derivatives below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see Options below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is in-the-money at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

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Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

The Fund’s Use Of Option Contracts. Each Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instruments market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

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Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing covered call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be called away, requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a closing purchase transaction by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a closing sale transaction by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

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Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified notional amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

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Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Adviser did not employ such strategies.

Cash Reserves. In seeking to achieve its investment objective, as a cash reserve, for liquidity purposes, or as cover for positions it has taken, each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Each Fund must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, a Fund determines whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. Each Fund may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Corporate Debt Securities. Corporate debt securities are long- and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. For securities on the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for higher-rated securities.

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Fixed Income Securities. The Funds may invest in all types of U.S. and non-U.S. fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds (also known as “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The values of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than the values of higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Borrowing and Leverage Risk. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale.

Money Market Funds. Each Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (stable NAV money market funds) or that have a share price that fluctuates (variable NAV money market funds). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for a Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such funds liquidity falls below required minimums.

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Other Short-Term Instruments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (CDs), bankers acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase Prime-1 by Moody’s Investors Service or A-1 by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending. Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. Each Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), gap risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements. A Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a bankers’ acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A Business Day is any day on which the New York Stock Exchange (NYSE) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

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In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls. A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to the Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Other Investment Risks

Overview. An investment in the Funds should be made with an understanding of the risks that an investment in the Fund shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Funds is not predictive of their future performance.

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Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or the Advisor, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cybersecurity risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cybersecurity plans or systems implemented by their service providers.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of reach Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each Fund:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund will be concentrated in the industry to which its Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). T. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments.

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5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund.

If a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by a Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, a Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Fund currently offers one class of shares. Each Fund have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to each Fund’s Fundamental Policy #4 as described above, each Fund will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments of its underlying investment companies when determining its compliance with the policy.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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MANAGEMENT AND OTHER SERVICE PROVIDERS

Investment Adviser. Tuttle Capital Management, LLC (the “Adviser”), 155 Lockwood Road, Riverside, Connecticut 06878, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2012.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Funds, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee 0.99%, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets.

The Advisory Agreement was approved by the Trustees (including (including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”)) in compliance with the 1940 Act. The Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding shares on not less than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

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Portfolio Manager. As described in the prospectus, Matthew Tuttle serves as the Funds’ Portfolio Manager and is responsible for the day-to-day investment management of the Funds. In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2025:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ billions)
Matthew Tuttle	30	$4.5	0	$0	0	$0	$4.5

Conflicts of Interests. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager. The Portfolio Manager’s compensation is based solely on the overall financial operating results of the Adviser. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Manager’s Share Ownership. As of the date of this SAI, the Portfolio Manager did not beneficially own shares of the Funds.

Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (the “Administrator”) serves as the Funds’ administrator. In its capacity as administrator, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator provides certain administrative services and facilities to the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant, Transfer Agent and Other Services. Pursuant to a Fund Accounting Servicing Agreement and Services and a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bank”), with principal offices at 615 East Michigan Street, Milwaukee, WI 53202, U.S. Bank provides certain financial administration services (other than those provided by the Administrator), and fund accounting services to the Funds. As financial administrator, U.S. Bancorp performs services including but not limited to: (1) calculating Fund expenses; (2) calculating the Fund performance data; and (3) providing certain compliance support services. As fund accountant, U.S. Bank maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of each Fund’s NAV. U.S. Bank also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. As transfer agent, U.S. Bank issues shares of each Fund in Creation Units to fill purchase orders for each Fund’s shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as the Funds’ dividend disbursing agent.

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For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay to U.S. Bancorp an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. U.S. Bank is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

Custodian. Pursuant to a Custody Agreement with the Trust, U.S. Bank N.A. (“Custodian”), located at 425 Walnut St, Cincinnati, Ohio 45202, serves as Custodian for the Funds and safeguards and holds the Funds’ cash and securities, settles the Funds’ securities transactions and collects income on the Funds’ investments. Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine each Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into each Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below).

Distributor and Principal Underwriter. Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), (the “Distributor”) the Funds’ distributor, is located at 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Plan

The Trust has adopted a distribution and shareholder service plan (the “Plan”) with respect to the Funds in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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The Plan provides that each Fund may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or a Fund may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Adviser pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of a Fund of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)       payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Fund;

(b)       payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Fund or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Fund, and providing such other distribution and shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Fund, forwarding communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Fund or its service providers;

(c)       formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)        preparation, printing and distribution of sales literature;

(e)       preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust;

(f)       obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund;

(g)       obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

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The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of a Fund, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, Cohen & Company, Ltd. audits the Funds’ annual financial statements, and prepares the Trust’s tax returns. Cohen & Company, Ltd. is located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Executive Officer for the Episcopal Church Building Fund since 2025 utilizing her financial knowledge and skills. Prior to her position as Executive Officer for the Episcopal Church Building, Ms. Ivey serves as Chief Financial Officer for the Episcopal Church Building from 2022 to 2025.

Mr. Theo H. Pitt, Jr. has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm.

Dr. David J. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

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ETFs face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Trustee Emeritus

Mr. Theo H. Pitt is a Trustee Emeritus of the Trust. In his capacity as Trustee Emeritus, he does not have any fiduciary or oversight responsibilities to the Trust, and he does not vote on any matters that may be brought before the Board. As Trustee Emeritus, Mr. Pitt serves the Board in an advisory capacity, which allows the Board to capitalize on the institutional knowledge and experience Mr. Pitt has garnered over many decades in the financial services and investment management industries. Mr. Pitt began serving as Trustee Emeritus on January 1, 2025. Previously, Mr. Pitt served as an Independent Trustee of the Trust from December2019 until he retired on December 31, 2024.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since December, 2019	Executive Officer, Episcopal Church Building Fund (national nonprofit organization) since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008 - 2021.	161	Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).

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NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Theo H. Pitt, Jr. 1936 Trustee	Indefinite, Trustee from December 2019 to December 2024, Trustee Emeritus January 2025 to September 2025, and Trustee since September 2025	Senior Partner, Community Financial Institutions consulting (bank consulting) since 1997.	161	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Independent Trustee for Starboard Investment Trust for the seven series of that trust; Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).
Dr. David J. Urban 1955 Trustee	Indefinite, Since December, 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	161	Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).

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OFFICERS WHO ARE NOT TRUSTEES

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present.
Thomas A. Carter 1966 Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since December 2019	Attorney, Practus, LLP (law firm), May 2018 to present.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright 1972 Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus, LLP (law firm), 2020 to present.
Soth Chin 1966 Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Ms. Ivey, Mr. Pitt and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met eight times during the 12-month period ended December 31, 2024.

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The Nominating and Corporate Governance Committee is comprised of Ms. Ivey, Mr. Pitt and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee met three times during the 12-month period ended December 31, 2024.

The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Mr. Pitt and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee did not meet during the 12-month period ended December 31, 2024.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective October 1, 2024, each Trustee receives a retainer fee at the annualized rate of $74,000 and the Independent Chairperson receives an additional annual fee of $5,000, paid quarterly. Annual fees may be adjusted quarterly based on the number of operating funds in the Trust. Additionally, each Trustee may receive a fee of $2,500 per special meeting. Compensation to be received by each Trustee from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Trustee / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees(*)(1)

Mary Lou H. Ivey, Trustee	$2,224	$0	$0	$102,289
Theo H. Pitt, Jr., Trustee	$2,158	$0	$0	$99,263

Dr. David J. Urban, Trustee	$2,158	$0	$0	$99,263

(*) The Trust does not pay deferred compensation.

(1) The “Fund Complex” consists of the Funds and all the series of the Trust that are managed by the Adviser.

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Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2024, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A
Dr. David J. Urban	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. No front-end or deferred sales charges are applied to the purchase of Shares.

Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The Funds have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

Calculation of Share Price

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

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Generally, a Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee (as defined below). Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee (as defined below)in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service approved by the Board to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee (as defined below).

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee, and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by each Fund may differ from the value that would be realized if the securities were sold.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation Units

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis on any business day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”).

Generally, the consideration for the purchase and redemption of Creation Units will be made entirely in a cash amount equal to the NAV of the shares that constitute the Creation Unit(s) (an “All Cash Amount”). At the discretion of the Adviser, the Funds may elect at any time, and from time to time, to issue and sell Creation Units at NAV for “in kind” consideration, meaning the initiator of a creation or redemption order will deposit or receive as consideration a portfolio of all or some of the securities held in each Fund’s portfolio, plus a cash amount (an “In Kind Creation” and “In Kind Redemption”).

Creation Orders

The consideration for an In Kind Creation generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in a Fund’s portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

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In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian, through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities is made available, or unless the Adviser elects to receive an All Cash Amount in connection with the creation of Creation Units.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by the Adviser, with a view to the investment objective of the Funds. In addition, the Trust reserves the right to permit the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of each Fund.

The process for a creation order involving an All Cash Amount will be the same as the process for an In Kind Creation, except that the Cash Component will be the entirety of the amount deposited as consideration for the Creation Unit(s).

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Transfer Agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

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The Distributor will process orders to purchase Creation Units received by 3:00 p.m. New York time on the trade date (“Closing Time”), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Transfer Agent no later than 3:00 p.m. New York time on the trade date. In the case of an In Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections below entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All Fund Deposits and/or Cash Component, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposits and/or Cash Component, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor or transfer agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside the Clearing Process

All Fund Deposits and/or Cash Component, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the amount of an All Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component (including All Cash Amounts) must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All Cash Amount, as applicable, by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposits and/or Cash Components as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation Transaction Fee.”

Creation Units of an In-Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and each Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust’s custodial account. In addition, a transaction fee will be charged in all cases. See the section below entitled “Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Transfer Agent if: (1) the order is not in proper form; (2) if the Cash Component paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (6) there exist circumstances outside the control of the Trust, the Custodian, transfer agent, the Distributor and the Adviser that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor or transfer agent, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian, the transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or transfer agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

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In certain cases, Authorized Participants will create and redeem Creation Units (whether by In Kind Creation/Redemption or for an All Cash Amount) on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds’ custodian for each creation order is $300.00.

In addition, a variable fee, payable to each Fund, of a percentage of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the In Kind Creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an In Kind Creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

The Creation Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Creation Transaction Fee is in the best interest of the Funds. When determining whether to waive the Creation Transaction Fee, the Adviser considers a number of factors including whether waiving the Creation Transaction Fee will: facilitate the initial launch of each Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Redemption Orders

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. Each Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

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Generally, Creation Units of the Funds will also be redeemed at NAV principally in cash, although a Fund reserves the right to redeem all or a portion in kind, in each case less a transaction fee as described below. With respect to In Kind Redemptions, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In Kind Redemption of a Creation Unit consists of Fund Securities – as announced on the Business Day the request for redemption is received in proper form – plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section below entitled “Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Funds’ NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by each Fund generally will be made within one Business Day (that is “T+1”). However, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+1 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

The process for a redemption order involving an All Cash Amount will be the same as the process for an In-Kind Redemption, except that the proceeds of the redemption will be paid entirely in cash. Proceeds of redemptions of Creation Units payable in an All Cash Amount will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Transfer Agent after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and/or the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

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Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of each Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Fund Shares solely for consideration in the form of an All Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive an All Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

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An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Funds’ custodian for each redemption order is $300.00.

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Funds in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the In Kind Redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an In Kind Redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Regardless of form, the Redemption Transaction Fee (including any reimbursements related to in cash redemptions or additional variable fees for In Kind Redemptions) will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed).

The Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Redemption Transaction Fee is in the best interest of the Funds. When determining whether to waive the Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving the Redemption Transaction Fee will: facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in the Funds bearing additional costs or expenses as a result of the waiver.

Custom Baskets

The Fund Securities to be deposited for the purchase of a Creation Unit, and the Fund Securities delivered in connection with a Redemption, may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of its own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary.”)

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds (“Shares”) are held by U.S. shareholders (defined below) and that such Shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares of a Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of Shares that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership that will hold Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

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Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). There can be no assurance that each will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in securities, other than U.S. government securities or the securities of other RICs, of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure from the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

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Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31), and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”), such as debt instruments with payment of in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in a Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, it will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, provided in each case certain holding period and other requirements are satisfied. Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a shareholder’s tax basis in its Shares, and any remaining distributions would be treated as a capital gain.

To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Test, Asset Test, and Distribution Test for that year and distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level U.S. federal income tax on such built-in gain at the time of its requalification as a RIC.

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Taxation of U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of non-corporate U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such U.S. shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the Shares. The maximum tax rate on Capital Gain Dividends received by non-corporate U.S. Shareholders is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by a U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and its shareholders and this may affect the U.S. shareholders’ AMT liabilities. Each Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to a Fund’s taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If a Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

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Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

Sales of Shares or redemption of Creation Units and other dispositions of Shares, such as exchanges, of a Fund generally are taxable events. U.S. shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in the Shares is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. The sale of Shares, redemption of Creation Units or other disposition of Shares will generally result in capital gain or loss to the U.S. shareholder equal to the difference between the amount realized and the adjusted tax basis in the Shares sold or exchanged, and will be long-term capital gain or loss if the Shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividend) by such shareholder with respect to such Shares. A loss realized on a sale or exchange of Shares generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such case, the tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. shareholders, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate tax basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s tax basis in the Creation Units. The IRS, however, may assert that an Authorized Participant which does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust on behalf of a Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Code Section 351, the Fund would have a tax basis in the securities deposited for such Shares different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might not be deductible.

Each Fund must report its shareholders’ cost basis, gain/loss, and holding period for Shares to the IRS on the Fund’s shareholders’ Consolidated Form 1099s. Each Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing prices, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method Fund Shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if the U.S. shareholder does not select a different tax lot identification method. U.S. shareholders may choose a method different than the Funds’ standing method and will be able to do so at the time of the U.S. shareholder’s purchase or upon the sale of Fund Shares. The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals, estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

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A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges with respect to a straddle. During the offsetting period, any interest or carrying charges associated with the straddle generally are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

Some debt obligations that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though a Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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Higher-Risk Securities. To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, the OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if such Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of Shares in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest corporate U.S. federal income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisors concerning the consequences of investing in the Funds.

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CRTs and other tax-exempt investors are urged to consult their own tax advisors regarding the consequences of investing in the Funds.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Taxation of Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions,other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“Interest-Related Dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If a Fund invests in an underlying RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

A Fund is permitted to report such part of its dividends as Interest-Related Dividends or Short-Term Capital Gain Dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders that do not currently report their dividends as Interest-Related Dividends or Short-Term Capital Gain Dividends.

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In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an Interest-Related Dividends or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such shareholder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividends and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of Shares of a Fund or to the Capital Gain Dividend received by the Non-U.S. shareholder.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its Shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income tax withholding. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions, would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of the Fund. This “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier RIC or REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a Share redemption or sale by a Non-U.S. shareholder, in which case such Non-U.S. shareholder generally would also be required to file a U.S. federal income tax return and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. Each Fund does not expect to be a USRPHC. Non-U.S. shareholders should consult their own tax advisors concerning the application of these rules to their investment in a Fund.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from a Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to net U.S. federal income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

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To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their own tax advisors in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. The Funds generally are required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these rules does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by a Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares of a Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Funds may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments purchased through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

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Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under its advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Each Fund is newly formed and has not commenced operations as of the date of this SAI.

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DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Funds’ primary listing exchange, the Funds disclose on their website (www.incomeblastetfs.com) certain information relating to the portfolio holdings that will form the basis of the Funds’ next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

●	Communications of Data Files: Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition Files and the Fund Data Files (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

●	Communications with Authorized Participants and Liquidity Providers: Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities each Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.

●	The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling each Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Funds’ current registration statement.

●	Communications with Listing Exchanges: From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for the Funds as needed to meet the exchange listing standards.

●	Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

●	Third-Party Service Providers: Certain portfolio holdings information may be disclosed to the Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

●	Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed on the Trust’s Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter. These portfolio holdings schedules filed on Form N-CSR and Form N-PORT are posted to the Fund’s website no later than sixty (60) days following the fiscal quarters.

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No consideration may be received by the Funds, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his or her delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

Each Fund is authorized to issue one class of shares imposing no front-end or deferred sales charges, no 12b-1 fee and no service fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

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The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit B to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 833-759-6110 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; (2) on or through the Fund’s website at www.incomeblastetfs.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

Tuttle Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 833-759-6110

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EXHIBIT A

ETF OPPORTUNITIES TRUST

PROXY VOTING POLICY AND PROCEDURES

The ETF Opportunities Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment Adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. Effective July 1, 2024, a Fund shall make publicly available its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed on Form N-PX shall be in a readable format. In addition, a copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

PROXY VOTING POLICY AND PROCEDURES OF TUTTLE CAPITAL MANAGEMENT, LLC

Proxy Voting

Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

SEC-registered investment advisers that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

TCM, as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority unless it delegates such responsibilities to Sub-Advisors. TCM’s proxy voting policy must be approved by the Trust(s) Board representatives in connection with registered investment companies (including TCM ETFs) it manages. (Note: See Form N-PX policy for further information concerning TCM’s obligations for its registered investment company clients.) TCM must adhere to the Board approved proxy voting policy. TCM has more latitude in regard to proxy voting for non- fund/non-ETF clients but shall follow the same guidelines herein. TCM has delegated Adviser oversight and proxy voting matters to its CEO or designee (e.g. Trader) with a retrospective review performed by its Brokerage Committee on a quarterly basis. Where TCM is obligated to exercise proxy voting, the Firm policy is to perform this duty consistent with the best economic interests of our clients. TCM’s CEO or designee shall, prior to effectuating a client agreement, make a determination as to the obligation of proxy voting. If the CEO determines that proxy voting is the responsibility of TCM, then the procedures herein shall be followed. In cases where TCM is not obligated to vote proxies, the CEO shall confirm with the client so that both parties have a mutual understanding and, in turn, the CEO will email the CCO as to this fact to have contemporaneous supporting documentation. TCM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Adviser’s proxy policies and practices. The Adviser will, at least annually, review its Proxy Voting policy and, where necessary, make enhancements based on the results of such review.

Consequently, for clients in which TCM maintains the proxy voting obligations attendant to other registered investment companies or separately managed account(s) for which TCM is the Adviser or Adviser, TCM shall adhere to the applicable proxy voting policies in place whether implemented by TCM or the primary investment adviser/sponsor, as may be required. Further, TCM does typically exercise the proxy voting authority for the shares it serves as ETF Adviser SMA Adviser as the Primary Investment Advisor or SMA Sponsor is typically obligated to carryout this function.

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TCM will approach each corporate proxy statement on a case-by-case basis and may vote a proxy in a manner different from management’s recommendation. In sum, whereupon TCM is responsible for proxy voting (inclusive of issuer proposals, corporate actions, and class action lawsuits), the Firm’s CEO will consider both sides of each proxy issue and after appropriate evaluation will cast its votes according to the most favorable position.

As a general principle when responsible for proxy voting for clients and, in particular investment companies, the Adviser shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. Proxy votes typically will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

In keeping with its fiduciary obligation, TCM and its CEO may not be influenced by outside sources who have interests which conflict with the interests of the Adviser’s clients when voting proxies for such clients. Accordingly, our policy and procedures include the responsibility to receive and disclose any potential conflicts of interest and maintaining relevant and required records.

To help ensure that TCM votes proxies in the best interests of the client, the Adviser has established procedures highlighted by guidelines (i.e., best practices) aimed at setting forth practices to be followed by the CEO and to properly deal with a material conflict of interest. As an overarching principle, TCM views its obligations to exercise proxy votes on management and shareholder proposals at publicly traded companies as a means intended to assist institutional investors in circumstances the underling proposals are guided by promoting long-term shareholder value creation and risk mitigation. Public companies which maintain generally strong corporate governance cultures understand these practices should respect shareholder rights and provide appropriate transparency, taking into account relevant laws, customs, and best practice codes of each market and region, as well as the right and responsibility of shareholders to make informed voting decisions.

From time to time, it is possible that CEO will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on TCM’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, TCM will generally NOT vote proxies. If, however, TCM elects to vote in these instances, TCM’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. TCM may determine to abstain from voting a proxy if the CEO determines doing so is not in the best interest of the client.

In connection with administrative or clerical matters, such as formally issues proxy votes and associated record retention, TCM has engaged a third-party service provider to manage such aspects of the Adviser’s proxy voting obligations. For more information concerning the tasks performed by the third-party service provider (or “Proxy Support Vendor”), including retention of the Adviser’s proxy voting records, please consult with the designated representative of Proxy Support Vendor.

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Procedure

Guidelines. The following guidelines will serve as parameters for the CEO in rendering a proxy vote and, in particular, viewing proposals and recommendations from management in a favorable demeanor in comparison to their counterparts who do not exhibit such tendencies:

●	Accountability. Corporate Boards should be accountable to shareholders, the owners of the companies, by holding regular board elections, by providing sufficient information for shareholders to be able to assess directors and board composition, and by providing shareholders with the ability to remove directors. Directors should respond to investor input such as that expressed through vote results on management and shareholder proposals and other shareholder communications. Shareholders should have meaningful rights on structural provisions, such as approval of or amendments to the corporate governing documents and a vote on takeover defenses. As an example, the Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

●	Stewardship. A company’s governance, social, and environmental practices should meet or exceed the standards of its market regulations and general practices and should take into account relevant factors that may impact significantly the company’s long-term value creation. Issuers and investors should recognize constructive engagement as both a right and responsibility. As an example, the Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

●	Independence. Boards should be sufficiently independent so as to ensure that they are able and motivated to effectively supervise management’s performance and remuneration, for the benefit of all shareholders. Boards should include an effective independent leadership position and sufficiently independent committees that focus on key governance concerns such as audit, compensation, and the selection and evaluation of directors. The Adviser, for example, will tend to vote against a corporation’s board of directors or “management” proposal should it include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills.

●	Transparency. Companies should provide sufficient and timely information that enables shareholders to understand key issues, make informed vote decisions, and effectively engage with companies on substantive matters that impact shareholders’ long-term interests in the company. In reviewing such proposals, the Adviser will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Voting Ballots and Records. The proxy voting practice itself is initiated at such time the company (or issuer) disseminates the proxy voting ballot (“Ballot”). Once proxy material has been received, it is promptly reviewed by the CEO (in the capacity of a CIO or PM) and the issues presented are then evaluated. In most instances, the CEO or designee receives the Ballot from the company electronically with a request to log into a secured website at which point the proxy voting proposals (e.g., Board elections, corporate governance matters, ratification of an independent registered public accounting firm, etc.) will appear for consideration. The Ballot typically contains voting selections as follows: “For” (in which a vote cast will support the measure), “Against” (in which a vote cast will oppose the measure), and “Abstain (in which no vote is cast). The CEO or designee will complete the Ballot and submit it to the company or issuer electronically. Prior to logging out of the website, the CEO will print a PDF version of the screen showing the measures voted upon and the votes recorded. Next, the CEO or designee will email the PDF attachment to the CCO who, in turn, will update the “Proxy Voting Log” (or “Log”) with the requisite information on a periodic basis as part of the Brokerage Committee’s retrospective review duties.

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Disclosure/Client Requests for Information. TCM will provide conspicuously displayed information in its Disclosure Document and website (i.e., for the adviser) summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how TCM voted a client’s proxies, and that clients may request a copy of these policies and procedures. Upon receiving such requests, the CCO shall forward the most current version of the Proxy Voting Policy herein and Proxy Voting Log via email or regular mail to the requestor. The requestor shall receive the proxy voting information free of charge, which also should be disclosed on the website and disclosure documents.

Conflicts of Interest. TCM and, more specifically the CEO (in the capacity of a CIO/PM) will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of TCM with the issuer of each security to determine if TCM or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the CEO or designee will request that the CCO to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation. TCM will maintain a record of the voting resolution of any conflict of interest in the aforementioned Proxy Voting Log.

Recordkeeping. TCM shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

●	These policies and procedures and any amendments thereto;

●	Each proxy statement (which shall be maintained on the Adviser’s website or alternatively the Adviser’s website shall include instructions for investors to obtain the proxy voting records)

●	Proxy Analysis Report, if applicable;

●	Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form (see below). The CEO will direct the vote of proxies (including corporate actions and class action lawsuits) for which TCM is the primary investment adviser. In such instances, the CEO or designee shall enter the information required to complete the Proxy Voting Form which, too, will be used to memorialize proxy voting records in accordance with the Advisers Act;

●	Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

●	Clerical or administrative records generated on behalf of the Adviser by the Proxy Support Vendor.

●	Form N-PX (if not maintained by the Trust/Trust CCO)

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EXHIBIT C

Nominating and Corporate Governance Committee Charter
ETF Opportunities Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of ETF Opportunities Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustees have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

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APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

ETF OPPORTUNITIES TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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